Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Value added tax (VAT)	€1,200,383	€912,423
Research and development tax credit	734,921	650,000
Advances payments to suppliers	32,849	41,149
Other current assets	693	219,400
Other prepaids	335,387	103,540
Total	€2,304,233	€1,926,512